Summary of Significant Accounting Policies - Film costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Film, Monetized on Its Own, Capitalized Cost [Abstract]
Film, Monetized on Its Own, Capitalized Cost, Production	$ 3,690	$ 2,086
Film, Monetized on Its Own, Amortization Expense	$ 7,100